Current and long-term debt - Schedule of current and non-current portion of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current portion of long-term bank debt and bonds	$ 235,278	$ 172,705
Sale and leaseback	178,062	131,736
Current portion of long-term debt	413,340	304,441
Non-current portion of bank debt and bonds	666,409	971,172
Sale and leaseback	1,461,929	1,139,713
Total debt outstanding	2,541,678	2,415,326
Deferred financing fees
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	2,441
Non-current portion of bank debt and bonds	22,380
Total debt outstanding	24,821	22,471
Unamortized deferred financing fees	1,100	1,800
Deferred financing fees | Finance lease
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	1,400	900
Non-current portion of bank debt and bonds	10,600	12,000
Sale and leaseback	11,800	7,800
Total debt outstanding	13,100	$ 8,700
Prepaid interest, borrowings	$ 3,100